FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Narrative (Details) $ in Millions	Dec. 31, 2025 CAD ($) dollarsPerShare yr MW	Dec. 31, 2024 CAD ($) dollarsPerShare
Disclosure of detailed information about financial instruments [line items]
Letters of credit outstanding, amount | $	$ 249.0	$ 276.0
Trade receivables, current percentage	98.00%	99.00%
Nonmonetary Notional Amount, Measurement Input | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities | MW	100
Nonmonetary Notional Amount, Measurement Input | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities | MW	105
Nonmonetary Notional Amount, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities | $	1.0
Forecasted Power Prices, Measurement Input | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	52.54	46.69
Forecasted Power Prices, Measurement Input | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	77.36	76.03
Discount rate, measurement input | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.50	0.42
Discount rate, measurement input | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.67	0.68
Term, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities | yr	20
Forecasted Spread Between Market Pricing Indices, Measurement Input | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	6.32
Forecasted Spread Between Market Pricing Indices, Measurement Input | Option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	9.03
Volatility Of Commodity Price, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.18